Other Current Receivables	12 Months Ended
Dec. 31, 2019
Disclosure Text Block Supplement [Abstract]
Other Current Assets [Text Block]	NOTE 3 - OTHER CURRENT RECEIVABLES
	December 31,
	2019	2018
	USD in thousands
Governmental institutes	211	175
Prepaid expenses	339	207
Other receivables	63	89
	613	471